Stock-Based Compensation (Narrative) (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	May. 31, 2015	May. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modification of options to purchase shares of common stock	50,416
Modification charge	$ 157,000
Share-based compensation, shares reserved for issuance				844,374
Tax benefit realized from options exercised						$ 32,000
Stock grant expense		$ 1,780,000	$ 2,804,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock compensation expense		$ 146,000		$ 458,000
Unrecognized stock-based compensation expense, weighted average period of recognition		1 year		1 year 1 month 17 days
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options				$ 7.28	$ 21.12	$ 83.20
Unrecognized stock compensation expense		$ 2,005,000		$ 2,993,000	$ 5,389,000
Unrecognized stock-based compensation expense, weighted average period of recognition		1 year 2 months 23 days		2 years 1 month 20 days
Ceres, Inc. 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, option term				10 years
Share-based compensation, increase in shares reserved for issuance					187,500
Share-based compensation, shares available for future grant				155,190
Common stock granted during period				2,288	7,500
Weighted average grant date fair value of common stock				$ 7.28	$ 26.64
Stock grant expense				$ 16,700	$ 200,000
Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of common stock				$ 10.24	$ 29.04	$ 115.52
Minimum [Member] | Ceres, Inc. 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period				4 years
Maximum [Member] | Ceres, Inc. 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period				5 years